Supplementary Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Schedule of cash flow, supplemental disclosures
Net cash paid (received) during the period for interest, net of capitalized interest, and income taxes are presented below:

	Three Months Ended March 31,
	2016	2015
Net cash paid (received) during the period for:
Interest, net of capitalized interest	$4.8	$5.1
Income taxes	(3.4)	—

Net cash paid (received) during the period for interest, net of capitalized interest, and income taxes are presented below:

	2015	2014	2013
Net cash paid (received) during the period for:
Interest, net of capitalized interest	$161.3	$121.9	$116.2
Income taxes	0.7	(0.3)	1.2

Schedule of non-cash investing and financing activities
Non-cash investing and financing activities are presented below:

	Three Months Ended March 31,
	2016	2015
Capital investments	$24.5	$18.1
Research and Innovation Center capital lease	9.6	—
Issuance of restricted stock and restricted stock units	1.4	3.4

Non-cash investing and financing activities for the years ended December 31, 2015, 2014 and 2013, are presented below:

	2015	2014	2013
Capital investments	$37.4	$29.5	$10.2
Issuance of restricted stock and restricted stock units	4.1	4.5	3.0